Annual Fund Operating Expenses	Oct. 31, 2024
Transamerica Asset Allocation - Conservative Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Transamerica Asset Allocation - Conservative Portfolio | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Acquired Fund Fees and Expenses	0.56%	[2]
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	1.85%
Transamerica Asset Allocation - Conservative Portfolio | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Acquired Fund Fees and Expenses	0.56%	[2]
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	1.30%
Transamerica Asset Allocation - Conservative Portfolio | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.56%	[2]
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	0.10%	[3],[4]
Net Expenses (as a percentage of Assets)	0.72%
Transamerica Asset Allocation - Conservative Portfolio | R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.56%	[2]
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	0.21%	[3]
Net Expenses (as a percentage of Assets)	0.91%
Transamerica Asset Allocation - Conservative Portfolio | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.56%	[2]
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	1.04%
Transamerica Asset Allocation - Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Transamerica Asset Allocation - Growth Portfolio | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Acquired Fund Fees and Expenses	0.71%	[2]
Expenses (as a percentage of Assets)	2.03%
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	2.03%
Transamerica Asset Allocation - Growth Portfolio | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Acquired Fund Fees and Expenses	0.71%	[2]
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.45%
Transamerica Asset Allocation - Growth Portfolio | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.71%	[2]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	0.10%	[4],[5]
Net Expenses (as a percentage of Assets)	0.85%
Transamerica Asset Allocation - Growth Portfolio | R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.71%	[2]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	0.31%	[5]
Net Expenses (as a percentage of Assets)	0.95%
Transamerica Asset Allocation - Growth Portfolio | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Acquired Fund Fees and Expenses	0.71%	[2]
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.20%
Transamerica Asset Allocation - Moderate Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Transamerica Asset Allocation - Moderate Growth Portfolio | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Acquired Fund Fees and Expenses	0.65%	[2]
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	0.00%	[6]
Net Expenses (as a percentage of Assets)	1.94%
Transamerica Asset Allocation - Moderate Growth Portfolio | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.11%	[1]
Acquired Fund Fees and Expenses	0.65%	[2]
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	0.00%	[6]
Net Expenses (as a percentage of Assets)	1.36%
Transamerica Asset Allocation - Moderate Growth Portfolio | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.65%	[2]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	0.00%	[6]
Net Expenses (as a percentage of Assets)	1.13%
Transamerica Asset Allocation - Moderate Growth Portfolio | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.65%	[2]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	0.10%	[4],[6]
Net Expenses (as a percentage of Assets)	0.79%
Transamerica Asset Allocation - Moderate Growth Portfolio | R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.65%	[2]
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	0.24%	[6]
Net Expenses (as a percentage of Assets)	0.95%
Transamerica Asset Allocation - Moderate Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Transamerica Asset Allocation - Moderate Portfolio | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Acquired Fund Fees and Expenses	0.60%	[2]
Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement	0.00%	[7]
Net Expenses (as a percentage of Assets)	1.89%
Transamerica Asset Allocation - Moderate Portfolio | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.60%	[2]
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	0.00%	[7]
Net Expenses (as a percentage of Assets)	1.33%
Transamerica Asset Allocation - Moderate Portfolio | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.60%	[2]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	0.10%	[4],[7]
Net Expenses (as a percentage of Assets)	0.75%
Transamerica Asset Allocation - Moderate Portfolio | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.60%	[2]
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	0.00%	[7]
Net Expenses (as a percentage of Assets)	1.08%
Transamerica Asset Allocation - Moderate Portfolio | R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.60%	[2]
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	0.20%	[7]
Net Expenses (as a percentage of Assets)	0.95%

[1]	Other expenses have been restated to reflect a change in transfer agency fees effective March 1, 2025.
[2]	Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.
[3]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.52% for Class A shares, 1.31% for Class C shares, 0.30% for Class I shares, 0.77% for Class R shares and 0.35% for Class R3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. This arrangement cannot be terminated prior to March 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the limit described above or any other lower limit then in effect.
[4]	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
[5]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class A shares, 1.35% for Class C shares, 0.30% for Class I shares, 0.78% for Class R shares and 0.24% for Class R3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. This arrangement cannot be terminated prior to March 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the limit described above or any other lower limit then in effect.
[6]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.52% for Class A shares, 1.32% for Class C shares, 0.29% for Class I shares, 0.76% for Class R shares and 0.30% for Class R3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. This arrangement cannot be terminated prior to March 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the limit described above or any other lower limit then in effect.
[7]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.52% for Class A shares, 1.31% for Class C shares, 0.29% for Class I shares, 0.76% for Class R shares and 0.35% for Class R3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. This arrangement cannot be terminated prior to March 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the limit described above or any other lower limit then in effect.